Description of Organization and Business Operations	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Description of Organization and Business Operations [Line Items]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Organization and General

On February 10, 2022 (the “Closing Date”), Cepton, Inc., a Delaware corporation (the “Company”) (f/k/a Growth Capital Acquisition Corp. (“GCAC”)), consummated the previously announced merger (the “Closing”) pursuant to that certain Business Combination Agreement, dated August 4, 2021, and as amended by the Amendment to the Business Combination Agreement, dated January 21, 2022 (as so amended, the “Business Combination Agreement”), by and among GCAC, GCAC Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of GCAC (“Merger Sub”), and Cepton Technologies, Inc., a Delaware corporation (“Legacy Cepton”).

The Company, formerly a blank check company, was incorporated under the laws of the State of Delaware on January 4, 2010 under the name PinstripesNYS, Inc., and changed its name to Growth Capital Acquisition Corp. on February 14, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

Business Prior to Business Combination

As of December 31, 2021, the Company had not commenced any operations. All activity from January 4, 2010 (inception) through December 31, 2021 relates to the Company’s formation, its prior unconsummated initial public offering, and its initial public offering (the “Initial Public Offering” or “IPO”) described below, and subsequent to the IPO, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering and will recognize changes in the fair value of warrant liability as other income (expense).

The registration statements for the Company’s initial public offering (described below) were declared effective on January 29, 2021. On February 2, 2021, the Company consummated the initial public offering of 17,250,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriter of its over-allotment option in the amount of 2,250,000 Units, at $10.00 per Unit, generating gross proceeds of $172,500,000, which is described in Note 3.

Simultaneously with the closing of the initial public offering, the Company consummated the sale of 5,175,000 warrants (each, a “Private Placement Warrant” and, collectively, the “Private Placement Warrants”) in a private placement to the Company’s sponsor, Growth Capital Sponsor LLC (the “Sponsor”), Nautilus Carriers LLC (“Nautilus”), an affiliate of our Co-Chief Executive Officers, and HB Strategies LLC (“HB Strategies”), an affiliate of Hudson Bay Capital Management LP (“Hudson Bay”) generating gross proceeds of $5,175,000, which is described in Note 4.

Transaction costs amounted to $4,296,946, consisting of $3,450,000 of underwriting fees, and $824,946 of other offering costs.

The Trust Account

Following the closing of the IPO on February 2, 2021 and the exercise of Over-allotment Units simultaneously with the closing of the Initial Public Offering, an amount of $172,500,000 ($10.00 per Unit) from the net proceeds of the exercise of the Units in the IPO, the sale of the Private Placement Warrants, and the exercise of Over-allotment Units was placed in a trust account (“Trust Account”). The proceeds held in the Trust Account are substantially invested only in money market funds registered under the Investment Company Act of 1940, as amended and compliant with Rule 2a-7.

Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, the proceeds from the IPO may not be released from the Trust Account until the earliest of: (i) the completion of the initial Business Combination; (ii) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if it does not complete the initial Business Combination by August 2, 2022; or (iii) the redemption of all of the Company’s public shares if the Company is unable to complete the initial Business Combination by August 2, 2022 (at which such time up to $100,000 of interest shall be available to the Company to pay liquidation or dissolution expenses), subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

Initial Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO, although substantially all of the net proceeds of the IPO and the Private Placement are intended to be generally applied toward consummating an initial Business Combination. The initial Business Combination must occur with one or more businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the amount of the Business Combination Marketing Fee).

On August 4, 2021, the Company, (“GCAC”), and GCAC Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of GCAC (“Merger Sub”) entered into a Business Combination Agreement (the “Business Combination Agreement”) with Cepton Technologies, Inc., a Delaware Corporation (“Cepton”). Pursuant to the Business Combination Agreement, subject to the terms and conditions set forth therein, upon the consummation of the transactions contemplated by the Business Combination Agreement (the “Transactions”), Merger Sub will merge with and into Cepton (the “Merger”) with Cepton continuing as the surviving corporation in the Merger and a wholly-owned subsidiary of GCAC.

On February 10, 2022 GCAC consummated the previously announced merger pursuant to that certain Business Combination Agreement, dated August 4, 2021, and as amended by the Amendment to the Business Combination Agreement, dated January 21, 2022 (as so amended, the “Business Combination Agreement”), by and among GCAC, GCAC Merger Sub Inc. and Cepton Technologies, Inc.

The Company, after signing a definitive agreement for an initial Business Combination, provided its public stockholders’ with the opportunity to redeem all or a portion of their shares upon the completion of the initial Business Combination An aggregate of 15,589,540 shares of the Company’s Class A common stock were presented for redemption in connection with a special meeting held on February 9, 2022, in exchange for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $155.9 million (or approximately $10.00 per share) will be released from the Trust Account to pay such holders.

Each of the Company’s Sponsor and Nautilus has agreed that it will be severally liable to the Company, on a pro rata basis based on the number of founder shares owned by them, if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company have entered into a written letter of intent, confidentiality or similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less interest released to pay taxes, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its Sponsor or Nautilus to reserve for such indemnification obligations, nor has it independently verified whether the Sponsor or Nautilus have sufficient funds to satisfy such indemnity obligations and believe that the only assets of the Sponsor and Nautilus are securities of the Company. Therefore, the Company cannot assure you that the Sponsor or Nautilus would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

Purchase Agreement of Growth Capital Acquisition Corp. Common Stock

On November 24, 2021, GCAC and Cepton entered into a Purchase Agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”), pursuant to which Lincoln Park has agreed to purchase from GCAC up to $100,000,000 of GCAC common stock (subject to certain limitations contained in the Purchase Agreement) from time to time over a 36-month period. In connection with the Purchase Agreement, GCAC and Cepton also entered into a registration rights agreement with Lincoln Park (the “Lincoln Park Registration Rights Agreement”) whereby GCAC has agreed to file with the U.S. Securities and Exchange Commission (the “SEC”) within thirty (30) days following the consummation of the Merger, a new registration statement covering the shares of GCAC common stock that may be issued to Lincoln Park under the Purchase Agreement.

After (i) the consummation of the Merger and (ii) upon the satisfaction of certain other conditions set forth in the Purchase Agreement (the “Commencement Date”), GCAC has the right, but not the obligation, from time to time to direct Lincoln Park to purchase shares of GCAC common stock having a value of up to $500,000 on any business day (the “Purchase Date”), which may be increased to up to $1,000,000 depending on certain conditions as set forth in the Purchase Agreement (and subject to adjustment for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction as provided in the Purchase Agreement) (each, a “Regular Purchase”). The purchase price per share for a Regular Purchase will be the lower of: (i) the lowest trading price for shares of GCAC common stock on the applicable Purchase Date and (ii) the average of the three lowest closing sale prices for GCAC common stock during the ten consecutive business days ending on the business day immediately preceding such Purchase Date. The purchase price per share will be equitably adjusted for any reorganization, recapitalization, non-cash dividend, forward or reverse stock split, or other similar transaction occurring during the business days used to compute such price.

From and after the Commencement Date, GCAC has the right, but not the obligation, to direct Lincoln Park on each Purchase Date to make “accelerated purchases” on the following business day (the “Accelerated Purchase Date”) up to the lesser of (i) 300% of the number of shares purchased pursuant to a Regular Purchase or (ii) 30% of the trading volume on Accelerated Purchase Date (during a time period specified in the Purchase Agreement) at a purchase price equal to the lesser of 95% of (x) the closing sale price of GCAC’s common stock on the Accelerated Purchase Date and (y) of the volume weighted average price of GCAC’s common stock on the Accelerated Purchase Date (during a time period specified in the Purchase Agreement) (each, an “Accelerated Purchase”). GCAC shall have the right in its sole discretion to set a minimum price threshold for each Accelerated Purchase in the notice provided with respect to such Accelerated Purchase and GCAC may direct multiple Accelerated Purchases in a day provided that delivery of shares has been completed with respect to any prior Regular and Accelerated Purchases that Lincoln Park has purchased.

In consideration for entering into the Purchase Agreement, GCAC issued to Lincoln Park 50,000 shares of GCAC common stock as a commitment fee on the date of the closing of the Merger. GCAC is also obligated to issue up to an additional 150,000 shares of GCAC common stock as a commitment fee 180 days after the date of the closing of the Merger (such shares, collectively, the “Commitment Shares”).

The Purchase Agreement may be terminated by GCAC at any time after the Commencement Date, at its sole discretion, without any cost or penalty, by giving one business day notice to Lincoln Park to terminate the Purchase Agreement.

Actual sales of shares of common stock to Lincoln Park under the Purchase Agreement will depend on a variety of factors to be determined by GCAC from time to time, including (among others) market conditions, the trading price of GCAC common stock and determinations by GCAC as to available and appropriate sources of funding for GCAC and its operations. The Purchase Agreement prohibits GCAC from issuing or selling and Lincoln Park from acquiring any shares of GCAC common stock if those shares of GCAC common stock, when aggregated with all other shares of GCAC common stock then beneficially owned by Lincoln Park and its affiliates, would result in Lincoln Park having beneficial ownership of more than 9.99% of the then issued and outstanding shares of GCAC common stock.

The Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification provisions by, among and for the benefit of the parties. Lincoln Park has agreed that neither it nor any of its agent, representatives or affiliates will enter into or effect, directly or indirectly a short selling or hedging, which establishes a net short position with respect to the GCAC common stock. There are no limitations on the use of proceeds, financial or business covenants, restrictions on future financings (other than restrictions on GCAC’s ability to enter into a similar type of agreement or Equity Line of Credit during the Term, excluding an At-The-Market transaction with a registered broker-dealer), rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement.

The issuance of the shares pursuant to the Purchase Agreement is expected to be undertaken in reliance upon the exemption from the registration requirements of the Securities Act of 1933, as amended, afforded by Section 4(a)(2).

Conversion of Securities and Merger Considerations

Immediately prior to the effective time of the Merger (the “Effective Time”), Cepton caused each share of Cepton Class F Stock and each share of Cepton preferred stock to be automatically converted into a number of shares of Cepton common stock, at the then-effective conversion rate as calculated pursuant to Cepton’s Amended and Restated Certificate of Incorporation. All of the Cepton Class F Stock and the Cepton preferred stock converted into common stock of Cepton is no longer outstanding and cease to exist, and each holder of Cepton preferred stock thereafter cease to have any rights with respect to such securities.

At the Effective Time, by virtue of the Merger and without any action on the part of GCAC, Merger Sub, Cepton or the holders of any of the following securities:

(a) Each share of Cepton common stock (other than the Dissenting Shares and the Cancelled Shares (as such terms are defined in the Business Combination Agreement)) converted into (i) the contingent right to receive Earnout Shares (as defined below) (which may be zero) and (ii) a certain number of shares of GCAC Class A common stock equal to (x) $1,500,000,000 divided by the total number of Cepton capital stock (on an “as-converted” to Cepton common stock basis) on a fully diluted basis as of the date of Closing (but excluding company options that are not vested), divided by (y) 10 (the “Merger Consideration”).

(b) each option to purchase shares of Cepton common stock, whether or not exercisable and whether or not vested, that is outstanding immediately prior to the Effective Time was assumed by GCAC and converted into an option to purchase shares of GCAC Class A common stock (each, a “Converted Option”). Each Converted Option will have and be subject to the same terms and conditions (including vesting, expiration and exercisability terms) as were applicable to the Cepton option from which it was converted immediately before the Effective Time, except that (x) each Converted Option will be exercisable for that number of shares of GCAC Class A common stock equal to the product (rounded down to the nearest whole number) of (1) the number of shares of Cepton common stock subject to the Cepton option immediately before the Effective Time and (2) the Merger Consideration and (y) the per share exercise price for each share of GCAC Class A common stock issuable upon exercise of the Converted Option will be equal to the quotient (rounded up to the nearest whole cent) obtained by dividing (1) the exercise price per share of Cepton common stock of such Cepton option immediately before the Effective Time by (2) the Merger Consideration.

Earnout Merger Consideration

In addition to the Merger Consideration set forth above, additional contingent shares (“Earnout Shares”) are payable to each holder of Cepton common stock and/or Cepton options receiving consideration in the Merger, in the amounts set forth below:

(a) If the closing share price of GCAC Class A common stock equals or exceeds $15.00 per share for any 20 trading days within any consecutive 30-trading day period that occurs after the Closing Date and on or prior to the three-year anniversary of the Closing Date, then, GCAC will issue to each holder of Cepton common stock that is entitled to Earnout Shares a number of shares of GCAC Class A common Stock equal to such holder’s pro rata portion of 7,000,000 shares.

(b) If the closing share price of GCAC Class A common stock equals or exceeds $17.50 per share for any 20 trading days within any consecutive 30-trading day period that occurs after the Closing Date and on or prior to the three (3)-year anniversary of the Closing Date, GCAC will issue to each holder of Cepton common stock that is entitled to Earnout Shares, a number of shares of GCAC Class A common stock equal to such holder’s Earnout Pro Rata Portion of 6,000,000 shares.

In the event that after the Closing and prior the three-year anniversary of the Closing Date, (i) there is a Change of Control (as defined in the Business Combination Agreement) (or a definitive agreement providing for a Change of Control has been entered into prior to the three-year anniversary of the Closing Date and such Change of Control is ultimately consummated, even if such consummation occurs after the three -year anniversary of the Closing Date), (ii) any liquidation, dissolution or winding up of GCAC (whether voluntary of involuntary) is initiated, (iii) any bankruptcy, reorganization, debt arrangement or similar proceeding under any bankruptcy, insolvency or similar law, or any dissolution or liquidation proceeding, is instituted by or against GCAC, or a receiver is appointed for GCAC or a substantial part of its assets or properties or (iv) GCAC makes an assignment for the benefit of creditors, or petitions or applies to any governmental authority for, or consents or acquiesces to, the appointment of a custodian, receiver or trustee for all or substantially all of its assets or properties (any of (i) to (iv), an “Acceleration Event”), then any Earnout Shares that have not been previously issued by GCAC (whether or not previously earned) shall be deemed earned and issued by GCAC to the holders of Cepton common stock, unless, in the case of an Acceleration Event that is a Change of Control, the value of the consideration to be received by the holders of the GCAC Class A common stock in such Change of Control transaction is less than the stock price threshold applicable to the relevant Earnout Shares.

Cepton Loan and Security Agreement

On January 4, 2022 (the “Effective Date”), Cepton entered into a Loan and Security Agreement (the “Loan Agreement”) with Trinity Capital Inc., a Maryland corporation (the “Lender”), pursuant to which the Lender has agreed to make up to three (3) advances (each, an “Advance,” and collectively, the “Advances”) to Cepton in an aggregate original principal amount not to exceed $25,000,000. An initial advance to Cepton in an original principal amount of $10,000,000 (the “Initial Advance”) was funded on the Effective Date. Up to two additional advances of $7,500,000 each, or one additional advance of $15,000,000, will be made available at Cepton’s request at any time prior to July 1, 2022, subject to certain standard conditions precedent as set forth in the Loan Agreement.

The principal amount outstanding under each Advance shall accrue interest from the date of the Advance at a floating per annum rate equal to the greater of (i) ten and three-fourths percent (10.75%) or (ii) the rate of interest per annum from time to time published in the money rates section of The Wall Street Journal as the “prime rate” then in effect, which if less than three and one-quarter percent (3.25%) shall be deemed to be three and one-quarter percent (3.25%), plus seven percent (7.0%).

Interest shall be payable monthly starting with the first business day of the month following the funding of the Advance, which was February 1, 2022 in the case of the Initial Advance. The principal amount of each Advance is to be repaid in consecutive equal monthly installments starting the 26th month after funding of such Advance, which is April 1, 2024 in the case of the Initial Advance. All outstanding amounts under the Advances must be repaid on February 2, 2026 (such date, the “Maturity Date”). On the Maturity Date, Cepton is also obligated to pay a final payment fee equal to two and one-half percent (2.5%) of the original principal amount of the applicable Advances actually advanced by Lender. Cepton may prepay the Advances at any time, provided that if such prepayment occurs: (i) prior to the first anniversary of the funding of the Initial Advance, Cepton must pay a prepayment premium equal to one and one-half percent (1.5%) of the principal amount being prepaid; (ii) on or after the first anniversary of the Initial Advance and until the third anniversary of the Initial Advance, Cepton must pay a prepayment premium equal to one percent (1.0%) of the principal amount being prepaid; and (iii) on or after the third anniversary of the Initial Advance and at any time prior to the Maturity Date, Cepton must pay a prepayment premium equal to one-half of one percent (0.5%) of the principal amount being prepaid.

Outstanding borrowings under the Loan Agreement are secured by a first priority lien on substantially all of the personal property assets of Cepton, other than Cepton’s intellectual property. In conjunction with the security interest granted under the Loan Agreement, Cepton’s obligations are further secured pursuant to the terms of a Pledge Agreement, dated as of the Effective Date (the “Pledge Agreement”).

The Loan Agreement requires Cepton to make representations and warranties and comply with covenants that are customary in loan agreements of this type. Subject to certain exceptions, the Loan Agreement contains covenants which restrict, among other things, the payment of dividends, corporate changes, repurchase of stock, incurrence of indebtedness, payment or modification of indebtedness, permitting encumbrances, investments, dispositions and acquisitions. There are no financial covenants. Borrower has also granted Lender certain information rights, including the right to attend periodic meetings with Cepton’s senior management.

If an event of default occurs, Lender is entitled to take enforcement action, including acceleration of amounts due under the Loan Agreement. The Loan Agreement contains customary events of default, including, among other events, non-payment of principal or interest, violations of covenants, attachment of the Borrower’s funds or seizure of Borrower’s assets, insolvency, cross defaults to other material debt, material agreements and material judgments, as well as the failure to give notice of the departure of Cepton’s chief executive officer, chief technology officer, and chief financial officer.

The Loan Agreement also contains other customary provisions, such as provisions relating to commitment fees, expense reimbursement and confidentiality. Lender has indemnification rights and the right to assign the Loan Agreement without Borrower’s consent.

In connection with the Loan Agreement, Cepton and Lender also entered into a Participation Rights Agreement (the “Participation Rights Agreement”), which grants to the Lender a right (but not an obligation) to participate in certain of Cepton’s future equity financings up to a total $1,000,000, at the same per share purchase price and on the same terms as other investors in such equity financings. Lender’s rights terminate upon the earliest to occur of (A) immediately prior to a Change of Control (as such term is defined in the Loan Agreement), (B) immediately prior to Cepton’s listing on the NYSE or NASDAQ or (C) immediately after the termination of the Loan Agreement.

In connection with the Loan Agreement, Cepton also issued to Lender a warrant (the “Cepton Warrant”), dated January 4, 2022, to purchase up to 96,998 shares of Cepton’s common stock, at an exercise price of $16.89 per share, payable in cash or on a cashless basis according to the formula set forth in the Cepton Warrant. The exercise price of the Cepton Warrant and the number of shares issuable upon exercise of the Cepton Warrant are subject to adjustments for stock splits, combinations, stock dividends or similar events. The Cepton Warrant is exercisable until the earlier of (1) the date that is ten (10) years after the date of issuance; (2) an Acquisition (as such term is defined in the Cepton Warrant), in which event treatment of the Cepton Warrant is further set forth in the Cepton Warrant; (3) a SPAC Transaction (as such term is defined in the Loan Agreement), in which event the Cepton Warrant will be deemed to be exercised automatically on a net issuance basis if not exercised prior to the consummation of such SPAC Transaction. The consummation of the Business Combination Agreement with the Company resulted in the automatic net exercise of the Cepton Warrant.

Liquidity and Capital Resources

At December 31, 2021, the Company had cash outside the Trust Account of $108,396 and a working capital deficiency of $1,453,103. All remaining cash held in the Trust Account is generally unavailable for the Company’s use prior to an initial business combination, and is restricted for use either in a Business Combination or to redeem common stock.

On February 2, 2021, the Company consummated its IPO (see Note 3) and Private Placement (See Note 4) and the underwriters fully exercised their Over-Allotment Option. Of the net proceeds from the IPO, exercise of the over-allotment option, and associated Private Placements, $172,500,000 of cash was placed in the Trust Account.

The Company has incurred and expects to continue to incur significant costs in pursuit of its Business Combination (see Note 8). These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management addressed this issue with the consummation of the Business Combination Agreement on February 10, 2022, and with new sources of financing.

In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management believes that the funds which the Company has available following the completion of the Business Combination Agreement will enable it to sustain operations for a period of at least one-year from the issuance date of these financial statements. Accordingly, substantial doubt about the Company’s ability to continue as a going concern as disclosed in previously issued financial statements has been alleviated.

Risks and Uncertainties

Management is continuing to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and/or, results of its operations, the specific impact is not readily determinable as of the date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Growth capital acquisition corp. [Member]
Description of Organization and Business Operations [Line Items]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Organization and General

Growth Capital Acquisition Corp. (the “Company”), a blank check company, was incorporated under the laws of the State of Delaware on January 4, 2010 under the name PinstripesNYS, Inc., and changed its name to its current name on February 14, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

The registration statements for the Company’s initial public offering (described below) were declared effective on January 29, 2021. On February 2, 2021, the Company consummated the initial public offering of 17,250,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriter of its over-allotment option in the amount of 2,250,000 Units, at $10.00 per Unit, generating gross proceeds of $172,500,000, which is described in Note 4.

Simultaneously with the closing of the initial public offering, the Company consummated the sale of 5,175,000 warrants (each, a “Private Placement Warrant” and, collectively, the “Private Placement Warrants”) in a private placement to the Company’s sponsor, Growth Capital Sponsor LLC (the “Sponsor”), Nautilus Carriers LLC (“Nautilus”), an affiliate of our Co-Chief Executive Officers, and HB Strategies LLC (“HB Strategies”), an affiliate of Hudson Bay Capital Management LP (“Hudson Bay”) generating gross proceeds of $5,175,000, which is described in Note 5.

Transaction costs amounted to $4,296,946, consisting of $3,450,000 of underwriting fees, and $824,946 of other offering costs.

Although the Company is not limited to a particular industry or sector for the purpose of consummating a Business Combination, it intends to focus on industries that complement the Company’s management team’s background, and to capitalize on the ability of the Company’s management team to identify and acquire a business or businesses consistent with the experience of the Company’s management team and affiliates of Maxim Group LLC (“Maxim”), the representative of the underwriters in the Initial Public Offering.

As of March 31, 2021, the Company had not commenced any operations. All activity from January 4, 2010 (inception) through February 2, 2021 relates to the Company’s formation, its prior unconsummated initial public offering, and its initial public offering (the “Initial Public Offering” or “IPO”) described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering and will recognize changes in the fair value of warrant liability as other income (expense). The Company has selected March 31 as its fiscal year end.

The Trust Account

Following the closing of the IPO on February 2, 2021 and the sale of Over-allotment Units simultaneously with the closing of the Initial Public Offering, an amount of $172,500,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the IPO, the sale of the Private Placement Warrants, and the sale of Over-allotment Units was placed in a trust account (“Trust Account”). The proceeds held in the Trust Account will be invested only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds registered under the Investment Company Act of 1940, as amended and compliant with Rule 2a-7 thereof that maintain a stable net asset value of $1.07.

Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, the proceeds from the IPO may not be released from the Trust Account until the earliest of: (i) the completion of the initial Business Combination; (ii) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if it does not complete the initial Business Combination by August 2, 2022; or (iii) the redemption of all of the Company’s public shares if the Company is unable to complete the initial Business Combination by August 2, 2022 (at which such time up to $100,000 of interest shall be available to the Company to pay liquidation or dissolution expenses), subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

Initial Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO, although substantially all of the net proceeds of the IPO and the Private Placement are intended to be generally applied toward consummating an initial Business Combination. The initial Business Combination must occur with one or more businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the amount of the Business Combination Marketing Fee). There is no assurance that the Company will be able to successfully effect an initial Business Combination.

The Company, after signing a definitive agreement for an initial Business Combination, will provide its public stockholders’ with the opportunity to redeem all or a portion of their shares upon the completion of the initial Business Combination, either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. However, in no event will the Company redeem its public shares in an amount that would cause its net tangible assets, after payment of deferred underwriting commissions, to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its public shares and the related initial Business Combination, and instead may search for an alternate initial Business Combination.

If the Company holds a stockholder vote or there is a tender offer for shares in connection with an initial Business Combination, a public stockholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest, but less taxes payable. As a result, such shares of Class A common stock will be recorded at their redemption amount and classified as temporary equity, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity.”

The Company will have until August 2, 2022 to complete a Business Combination. If the Company is unable to complete the initial Business Combination by August 2, 2022, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest, but less taxes payable (less up to $100,000 of interest to pay liquidation or dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

Each of the Company’s Sponsor and Nautilus has agreed that it will be severally liable to the Company, on a pro rata basis based on the number of founder shares owned by them, if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company have entered into a written letter of intent, confidentiality or similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less interest released to pay taxes, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its Sponsor or Nautilus to reserve for such indemnification obligations, nor has it independently verified whether the Sponsor or Nautilus have sufficient funds to satisfy such indemnity obligations and believe that the only assets of the Sponsor and Nautilus are securities of the Company. Therefore, the Company cannot assure you that the Sponsor or Nautilus would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

The Sponsor, the Company’s officers and directors and certain initial stockholders have entered into a letter agreement with the Company, pursuant to which they agreed to waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares (as defined below) held by them if the Company fails to complete the initial Business Combination by August 2, 2022. However, if the Sponsor or any of the Company’s directors or officers acquires shares of Class A common stock in or after the IPO, they will be entitled to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete the initial Business Combination within the prescribed time period.

In the event of a liquidation, dissolution or winding up of the Company after an initial Business Combination, the Company’s remaining stockholders are entitled to share ratably in all assets remaining available for distribution to them after payment of liabilities and after provision is made for each class of stock, if any, having preference over the common stock.

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the Trust Account is initially anticipated to be $10.00 per public share. There will be no redemption rights upon the completion of the initial Business Combination with respect to the Company’s warrants. The Company’s Sponsor, officers, directors, and Nautilus have entered into a letter agreement with the Company, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares held by them and any public shares they may acquire during or after the IPO in connection with the completion of the initial Business Combination or otherwise. HB Strategies has agreed to the foregoing terms except that it will not waive redemption rights with respect to its public shares.

The Company may require its public stockholders seeking to exercise their redemption rights, whether they are record holders or hold their shares in “street name,” to either tender their certificates to the Company’s transfer agent prior to the date set forth in the tender offer documents or proxy materials mailed to such holders, or up to two business days prior to the vote on the proposal to approve the initial Business Combination in the event the Company distributes proxy materials, or to deliver their shares to the transfer agent electronically using The Depository Trust Company’s DWAC (Deposit/Withdrawal At Custodian) System, at the holder’s option. The tender offer or proxy materials, as applicable, that the Company will furnish to holders of its public shares in connection with the initial Business Combination will indicate whether the Company is requiring public stockholders to satisfy such delivery requirements.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of this financial statement. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.